Net Income Per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Earnings Per Share [Abstract]
Calculation of Weighted-Average Shares Outstanding
The following table presents the basic and diluted weighted-average shares outstanding for each period presented:

	Three Months Ended December 31,
	2015	2014
Weighted-average common shares outstanding	58,972,913	49,428,842
Effect of dilutive securities:
Stock option awards	748,678	476,941
Restricted stock awards	240,442	107,098
Shares for diluted net income per share	59,962,033	50,012,881

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table includes the number of shares that may be dilutive common shares in the future. These shares were not included in the computation of diluted net income per share because the effect was either anti-dilutive or the requisite performance condition was not met.

	Three Months Ended December 31,
	2015	2014
Stock option awards	679,995	1,394,330
Restricted stock awards	88,407	266,497

The following table includes the number of shares that may be dilutive common shares in the future. These shares were not included in the computation of diluted earnings per share because the effect was either antidilutive or the performance condition was not met.

	Year Ended September 30,
	2015	2014	2013
Stock options awards	1,313,689	925,003	1,558,114
Restricted stock awards	—	21,321	137,091